Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
April 30, 2022
IRE-NPRT3-0622
1.815812.117
Common Stocks - 96.7%
	Shares	Value ($)
Australia - 6.4%
Abacus Property Group unit	4,750,507	10,902,380
Arena (REIT) unit	3,453,055	11,685,891
Home Consortium Ltd. (a)	670,731	3,162,278
Ingenia Communities Group unit	2,604,141	8,573,107
National Storage REIT unit	11,651,033	21,102,935
NEXTDC Ltd. (b)	776,356	6,027,509
TOTAL AUSTRALIA		61,454,100
Belgium - 2.9%
Home Invest Belgium SA	44,317	5,652,437
Inclusio SA	284,893	5,092,287
Montea SICAFI SCA	49,389	5,896,809
VGP NV	5,756	1,497,117
Warehouses de Pauw	234,935	9,037,996
Warehouses de Pauw rights (b)(c)	234,935	218,103
TOTAL BELGIUM		27,394,749
Bermuda - 3.3%
AutoStore Holdings Ltd. (a)	1,162,400	2,592,503
Great Eagle Holdings Ltd.	8,424,097	19,655,853
Tai Cheung Holdings Ltd.	8,156,000	4,909,191
Wing Tai Properties Ltd.	7,656,000	4,067,972
TOTAL BERMUDA		31,225,519
Cayman Islands - 5.9%
CK Asset Holdings Ltd.	8,315,500	56,371,948
France - 3.0%
ARGAN SA	124,542	14,648,910
Gecina SA	96,100	10,825,490
Mercialys SA	345,100	3,332,577
TOTAL FRANCE		28,806,977
Germany - 7.2%
LEG Immobilien AG	162,926	16,704,891
Vonovia SE	1,304,359	51,966,958
TOTAL GERMANY		68,671,849
Hong Kong - 2.3%
Magnificent Hotel Investment Ltd. (b)	170,159,000	2,304,465
Sino Land Ltd.	14,546,945	19,227,901
TOTAL HONG KONG		21,532,366
Ireland - 1.9%
Irish Residential Properties REIT PLC	11,799,900	18,127,703
Italy - 1.5%
COIMA RES SpA (d)	866,027	8,980,755
Infrastrutture Wireless Italiane SpA (d)	460,800	4,916,888
TOTAL ITALY		13,897,643
Japan - 21.9%
Advance Residence Investment Corp.	14,112	38,644,431
Daiwa Securities Living Invest	29,295	25,782,333
Goldcrest Co. Ltd.	520,600	6,770,954
Health Care & Medical Investment Corp.	8,587	10,420,202
Hulic Co. Ltd.	954,900	8,062,601
Ichigo, Inc.	2,145,500	4,811,335
JTOWER, Inc. (a)(b)	225,000	10,573,553
Katitas Co. Ltd.	96,500	2,251,042
Kenedix Residential Investment Corp.	10,400	16,729,889
Kyoritsu Maintenance Co. Ltd.	150,100	5,465,935
Mitsubishi Estate Co. Ltd.	3,493,000	50,881,065
Mitsui Fudosan Co. Ltd.	900	19,074
Nomura Real Estate Holdings, Inc.	957,500	23,330,197
SRE Holdings Corp. (b)	65,900	1,359,462
Takara Leben Co. Ltd.	1,495,500	3,420,625
TOTAL JAPAN		208,522,698
Luxembourg - 0.5%
Shurgard Self Storage Europe SARL	79,000	4,571,463
New Zealand - 3.1%
Arvida Group Ltd.	13,270,974	14,014,017
Auckland International Airport Ltd. (b)	995,197	4,998,881
Stride Property Group unit	7,995,936	10,203,966
TOTAL NEW ZEALAND		29,216,864
Singapore - 8.6%
City Developments Ltd.	2,219,400	13,607,407
Keppel DC (REIT)	10,978,200	16,366,183
Parkway Life REIT	3,476,300	12,113,019
Singapore Land Group Ltd.	9,191,000	17,081,055
Wing Tai Holdings Ltd.	18,284,481	22,948,955
TOTAL SINGAPORE		82,116,619
Spain - 3.0%
Aena SME SA (b)(d)	38,800	5,506,089
Arima Real Estate SOCIMI SA (b)	1,294,131	12,851,094
Cellnex Telecom SA (d)	210,010	9,788,630
TOTAL SPAIN		28,145,813
Sweden - 6.2%
Catena AB	66,000	3,445,533
Fastighets AB Trianon Class B	145,900	2,208,681
Heba Fastighets AB (B Shares)	524,700	6,735,060
Hemnet Group AB	478,500	5,969,255
John Mattson Fastighetsforetag (b)	1,045,364	16,286,242
K2A Knaust & Andersson Fastigheter AB	247,800	953,655
KlaraBo Sverige AB	237,776	703,384
Nibe Industrier AB (B Shares)	385,300	3,777,637
Stendorren Fastigheter AB (b)	363,500	8,889,084
Titania Holding AB	751,100	1,235,583
Wihlborgs Fastigheter AB	512,030	8,877,398
TOTAL SWEDEN		59,081,512
Switzerland - 2.7%
Flughafen Zuerich AG (b)	28,800	4,870,043
PSP Swiss Property AG	168,794	21,273,436
TOTAL SWITZERLAND		26,143,479
United Kingdom - 14.8%
Big Yellow Group PLC	580,600	10,492,587
British Land Co. PLC	1,433,500	9,233,768
Grainger Trust PLC	7,489,280	27,858,396
Great Portland Estates PLC	969,900	8,238,252
Harworth Group PLC	2,233,600	4,676,708
Londonmetric Properity PLC	7,013,296	23,704,044
Rightmove PLC	622,700	4,786,756
Safestore Holdings PLC	554,324	8,720,498
Segro PLC	877,900	14,697,889
Shaftesbury PLC	1,333,468	9,985,724
Unite Group PLC	501,400	7,099,932
Urban Logistics REIT PLC	4,981,265	11,607,685
TOTAL UNITED KINGDOM		141,102,239
United States of America - 1.5%
Airbnb, Inc. Class A (b)	41,700	6,388,857
CoStar Group, Inc. (b)	120,900	7,691,658
TOTAL UNITED STATES OF AMERICA		14,080,515
TOTAL COMMON STOCKS (Cost $935,002,896)		920,464,056

Money Market Funds - 9.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (e)	31,486,324	31,492,621
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	57,701,842	57,707,612
TOTAL MONEY MARKET FUNDS (Cost $89,200,123)		89,200,233

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $1,024,203,019)	1,009,664,289
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(57,748,847)
NET ASSETS - 100.0%	951,915,442

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,192,362 or 3.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	41,832,755	254,477,780	264,817,914	29,261	-	-	31,492,621	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	6,923,265	104,578,767	53,794,420	62,675	-	-	57,707,612	0.2%
Total	48,756,020	359,056,547	318,612,334	91,936	-	-	89,200,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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